Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Summary of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following tables set forth the fair value of financial assets and liabilities as of December 31, 2018 and September 30, 2019 that were measured at fair value on a recurring basis (in thousands):

	December 31, 2018
	Level 1	Level 2	Level 3	Total
Financial assets
Money market funds	$45,998	$—	$—	$45,998
Commercial paper	—	16,887	—	16,887
U.S. government debt and agency securities	—	85,623	—	85,623
Corporate bonds	—	7,478	—	7,478

Total financial assets	$45,998	$109,988	$—	$155,986

Financial liabilities
Convertible preferred stock warrant liability	$—	$—	$336	$336

Total financial liabilities	$—	$—	$336	$336

	September 30, 2019
	Level 1	Level 2	Level 3	Total
	(unaudited)
Financial assets
Money market funds	$86,374	$—	$—	$86,374
Commercial paper	—	136,842	—	136,842
U.S. government debt and agency securities	—	419,011	—	419,011
Corporate bonds	—	77,940	—	77,940

Total financial assets	$86,374	$633,793	$—	$720,167

The following table sets forth the fair value of financial assets and liabilities that were measured at fair value on a recurring basis (in thousands):

	December 31, 2017
	Level 1	Level 2	Level 3	Total
Financial assets
Money market funds	$68,034	$—	$—	$68,034
Commercial paper	—	22,360	—	22,360
U.S. government and agency securities	—	83,717	—	83,717
Corporate bonds	—	21,264	—	21,264

Total financial assets	$68,034	$127,341	$—	$195,375

Financial liabilities
Convertible preferred stock warrant liability	$—	$—	$342	$342

Total financial liabilities	$—	$—	$342	$342

	December 31, 2018
	Level 1	Level 2	Level 3	Total
Financial assets
Money market funds	$45,998	$—	$—	$45,998
Commercial paper	—	16,887	—	16,887
U.S. government and agency securities	—	85,623	—	85,623
Corporate bonds	—	7,478	—	7,478

Total financial assets	$45,998	$109,988	$—	$155,986

Financial liabilities
Convertible preferred stock warrant liability	$—	$—	$336	$336

Total financial liabilities	$—	$—	$336	$336

Summary of Fair Value of Convertible Preferred Stock Warrant Liability Estimated Using Black-Scholes Option Pricing Model

The fair value of the convertible preferred stock warrant liability is estimated using the Black-Scholes option-pricing model. Certain inputs were utilized in the option-pricing model as follows:

	December 31, 2017	December 31, 2018
Fair value estimate	$7.67	$8.27
Expected term (in years)	3.31	2.31
Risk-free interest rate	2.0%	2.5%
Expected volatility	61.5%	55.3%
Expected dividend yield	—	—